Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events through the filing of this Current Report on Form 8-K, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:
Public Equity Offering
On January 24, 2013, the Company priced an underwritten public follow-on offering of 1,800,000 shares of its common stock, par value $0.01 per share. The offering price to the public in the offering was $13.47 per share (before underwriting discounts and commissions). The underwriters fully exercised their option to purchase an additional 270,000 shares of common stock at the public offering price, less underwriting discounts and commissions. The offering closed on January 29, 2013 for a total of 2,070,000 shares of common stock. As a result, the Company received total net proceeds of approximately $26.5 million, after deducting underwriting discounts, commissions and related expenses.
ATM Program
In January 2013, the Company commenced its “at the market” equity offering (“ATM”) program in which it may from time to time offer and sell shares of its common stock having an aggregate offering proceeds of up to $60.0 million. The shares will be issued pursuant to the Company's $500.0 million universal shelf registration statement. As of April 30, 2013, the Company had issued 553,000 shares at a weighted average price per share of $16.02 for net proceeds of $8.9 million. As of April 30, 2013, $51.1 million of shares of common stock remained available for issuance under the ATM program.
Investments Securities
During February 2013, ARCT III sold all of its investment securities for $44.2 million.
Related Party Common Stock Ownership
On March 4, 2013, certain affiliates of the Company purchased 100,000 shares of the Company's common stock.
Completion of Acquisition of Assets
The following table presents certain information about the properties that the Company acquired from January 1, 2013 to May 7, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2012 (2)	653	15,421,465	$1,798,436
Acquisitions	68	1,533,558	313,687
Total portfolio – May 7, 2013 (2)	721	16,955,023	$2,112,123
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(1)Contract purchase price, excluding acquisition and transaction related costs.
(2)Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at December 31, 2012.